Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
Telephone: 212-806-5400
Telecopier: 212-806-6006

October 10, 2006

BY EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Ladies and Gentlemen:

Re:	College Loan LLC Registration Statement 333-136003

On behalf of the registrant, College Loan LLC (the “Registrant”), filed herewith via EDGAR is Pre-Effective Amendment No. 2 to the Registration Statement on Form S-3 under the Securities Act of 1933, as amended, in connection with the registration of up to $1,500,000,000 of Student Loan Asset-Backed Notes.

The appropriate filing fee of $160,500, less $107 paid in connection with the initial filing, has been sent on behalf of the Registrant to the Securities and Exchange Commission by wire transfer.

Also filed herewith is the acceleration request of the Registrant requesting that the effective date for the Pre-Effective Amendment be accelerated so that it will be declared effective as of 1:00 p.m. on October 11, 2006, or as soon thereafter as is reasonably practicable.

Should you have any questions with regard to the filing, please call the undersigned, Richard Fried, at (212) 806-6047. Thank you.

Very truly yours,

/s/ Richard Fried

Richard Fried

COLLEGE LOAN LLC
16855 W. Bernardo Drive, Suite 100
San Diego, California 92127

October 6, 2006

BY EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:	College Loan LLC Registration Statement on Form S-3/A Registration No. 333-136003

Ladies and Gentlemen:

College Loan LLC (the “Registrant”) hereby requests that the effective date for Pre-Effective Amendment No.2 to the Registration Statement referred to above be accelerated so that it will be declared effective as of 1:00 PM on October 11, 2006, or as soon thereafter as is reasonably practicable.

In connection with such request, the Registrant hereby acknowledges that:

           (1)   should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

           (2)   the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

           (3)   the Registrant may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please notify Richard Fried at (212) 806-6047 of Stroock & Stroock & Lavan LLP, counsel to the Registrant, as soon as possible as to the time Pre-Effective Amendment No.2 to the Registration Statement has been declared effective pursuant to this acceleration request.

Very truly yours,

COLLEGE LOAN LLC

By: College Loan Corporation, as
Sole Economic Member

By: /s/ Cary Katz
Name:   Cary Katz
Title:  Chief Executive Officer